Repurchase of Shares	12 Months Ended
Dec. 31, 2014
REPURCHASE OF SHARES [Abstract]
Repurchase of Shares Disclosure

13. REPURCHASE OF SHARES

Pursuant to a share repurchase program announced December 30, 2011, the Company’s Board of Directors authorized the Company to repurchase up to $3.2 million of its outstanding ADSs from time to time, based on market conditions.  In 2013, the Company repurchased a total of 57,982 ADSs for aggregate consideration of $58,147 from unrelated third parties, at a weighted average price of $1.00 per ADS.  The excess of the repurchase price above par value was charged to additional paid-in capital.  In 2014, the Company did not repurchase any ADSs.

In a separate transaction distinct from the aforementioned ongoing share repurchase program, as authorized by the Company’s Board of Directors, the Company repurchased and immediately retired in July 2012 a total of 269,409,276 ordinary shares and 79,717 ADSs (each ADS representing 100 ordinary shares) formerly held by several former senior members of management and an investment entity controlled by one of those individuals, at a price of  $0.0291 per share ($2.91 per ADS) for a total of $8,071,786. The Board of Directors had approved this transaction, taking into consideration a number of factors, including but not limited to the following: (i) the nature and timing of such share repurchase, (ii) the repurchase price of those ordinary shares and ADSs, (iii) the possible impact of such share repurchase on the ADS price, (iv) the price movements and liquidity of the Company’s ADSs and the stock market environment, (v) the Company’s financial condition, and (vi) the Company’s plans and alternative uses of its capital resources. The Board of Directors had received a fairness opinion from an independent financial advisor and concluded that the repurchase price of those ordinary shares and ADSs was within a reasonable indicative range of fair value. Given the high volatility of the Company’s ADS price, which ranged from $0.90 per ADS to $3.30 per ADS during 2012 (based upon quoted closing prices), coupled with the thinly traded volume, it was not possible to rely solely upon past or current quoted market prices at the time to establish an appropriate indicative range of fair value. Therefore, the fairness opinion considered a range of valuation techniques, coupled with the Company’s historical and projected financial results, to establish a reasonable indicative range of fair value, which, based upon the facts and circumstances that existed at the time, supported the repurchase price as was approved by the Board of Directors. This repurchase was approved by shareholders at the annual general meeting of shareholders on July 12, 2012 and consummated on July 13, 2012.  All the repurchased shares were cancelled upon repurchase.